Separate Accounts and Annuity Product Guarantees	12 Months Ended
Dec. 31, 2016
Separate Accounts and Annuity Product Guarantees
(14)	Separate Accounts and Annuity Product Guarantees

The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2016 and 2015:

•	100 stochastically generated investment performance scenarios.

•	Mean investment performance assumption of 6.5% in 2016 and 2015.

•	Volatility assumption of 13.4% in 2016 and 2015.

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For 2016 mortality assumption is based on the Annuity 2000 mortality table for all variable products. The 2016 past mortality improvement is based on gender distinct mortality loads varying by attained age, and future mortality improvement factors are based on gender distinct projection scales varying by attained age and subject to grading factors. The 2015 mortality assumption was 87% of the Annuity 2000 mortality table with a constant mortality improvement.

•	Lapse rates vary by contract type and duration. Spike rates could approach 40% with an ultimate rate around 15%.

•	Discount rates vary by contract type and equal an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.

•	GMIB contracts contain a dynamic lapse assumption. For example, if the contract is projected to have a large additional benefit, then it becomes less likely to lapse.

The following assumptions were used to determine the GMAB and GMWB liabilities as of December 31, 2016 and 2015:

•	1000 stochastically generated investment performance scenarios.

•	Market volatility assumption varies by fund type and grades from a current volatility number to a long-term assumption over one year as shown below:

	2016
Fund index type	Current volatility	Long-term forward volatility
Large cap	16.3%	18.1%
Bond	3.4	3.9
International	16.8	21.4
Small cap	20.3	21.5

	2015
Fund index type	Current volatility	Long-term forward volatility
Large cap	17.6%	18.1%
Bond	3.4	3.9
International	17.9	23.1
Small cap	20.8	21.3

•

For 2016 mortality assumption is based on the Annuity 2000 mortality table for all variable products. The 2016 past mortality improvement is based on gender distinct mortality loads varying by attained age, and future mortality improvement factors are based on gender distinct projection scales varying by attained age and subject to grading factors. The 2015 mortality assumption was 87% of the Annuity 2000 mortality table with a constant mortality improvement.

•	Lapse rates vary by contract type and duration. Spike rates could approach 40% with an ultimate rate around 15%.

Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

	2016			2015
	Account value	Net amount at risk	Weighted age (years)	Account value	Net amount at risk	Weighted age (years)
GMDB:
Return of premium	$23,400,820	73,163	63.9	$22,106,973	144,789	63.4
Ratchet and return of premium	4,602,792	142,357	67.8	4,799,853	265,614	67.1
Ratchet and rollup	3,602,988	484,301	71.0	3,756,726	590,255	70.2
Ratchet and earnings protection rider	3,072	885	84.4	3,006	1,105	83.2
Reset	84,191	692	76.1	88,037	1,422	75.7
Earnings protection rider	235,360	22,383	68.8	244,262	21,146	68.1

Total	$31,929,223	723,781		$30,998,857	1,024,331

GMIB:
Return of premium	$92,121	325	72.9	$103,455	390	71.7
Ratchet and return of premium	1,885,185	4,526	70.3	2,128,810	39,990	69.4
Ratchet and rollup	4,653,568	723,893	67.5	4,921,715	894,936	66.7

Total	$6,630,874	728,744		$7,153,980	935,316

GMAB:
Five years	$2,738,307	10,160	69.9	$3,125,235	75,278	68.8
Ten years	3,212	1	82.2	3,144	1	81.2
Target date retirement-7 year	613,746	1,218	63.9	685,742	26,416	63.2
Target date retirement-10 year	250,033	4,559	60.5	271,947	17,557	59.8
Target date with management levers	3,332,790	73,070	61.9	3,361,471	189,196	61.3

Total	$6,938,088	89,008		$7,447,539	308,449

GMWB:
No living benefit	$707,212	—	69.0	$689,570	—	68.5
Life benefit with optional reset	921,876	171,135	68.7	951,084	182,920	68.1
Life benefit with automatic reset	1,471,419	194,438	65.2	1,498,005	205,492	64.4
Life benefit with 8% rollup	28,562	6,286	70.2	30,070	6,520	69.1
Life benefit with 10% rollup	1,109,985	348,423	64.6	1,138,409	338,886	63.8
Life benefit with management levers	11,579,110	2,307,239	61.3	11,283,267	2,054,036	60.7

Total	$15,818,164	3,027,521		$15,590,405	2,787,854

The growth in account values has outpaced the growth in the net amount at risk in 2016 due to the increased market performance of the separate accounts.

At December 31, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

Investment type	2016	2015
Bond	$3,484,805	3,447,255
Domestic equity	13,959,524	14,225,576
International equity	1,308,840	1,473,393
Specialty	8,320,880	8,362,991
Money market	585,039	655,648
Other	74,173	78,260

Total	$27,733,261	28,243,123

The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in Account balances and future policy benefit reserves on the Consolidated Balance Sheets:

	GMDB	GMIB	GMAB	GMWB	Totals
Balance as of December 31, 2014	$86,422	152,779	264,857	1,491,280	1,995,338
Incurred guaranteed benefits	24,238	34,835	122,095	679,259	860,427
Paid guaranteed benefits	(13,633)	(11,149)	(12,095)	—	(36,877)

Balance as of December 31, 2015	97,027	176,465	374,857	2,170,539	2,818,888
Incurred guaranteed benefits	9,845	(17,290)	(96,596)	(14,236)	(118,277)
Paid guaranteed benefits	(17,598)	(13,942)	(34,898)	(69)	(66,507)

Balance as of December 31, 2016	$89,274	145,233	243,363	2,156,234	2,634,104